Loans And Borrowings - Schedule of current loans and borrowings (Detail) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of current loans and borrowings [line items]
Total	¥ 17,386	¥ 7,042
Short-term loans and borrowings [member]
Disclosure of current loans and borrowings [line items]
Total	¥ 4,803	¥ 4,760
Short-term loans and borrowings [member] | General loans [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Loans	¥ 4,803	¥ 4,760
Short-term loans and borrowings [member] | General loans [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.65%	0.65%
Short-term loans and borrowings [member] | General loans [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.95%	0.95%
Final maturity	one year	one year
Loans and borrowings due within one year [member]
Disclosure of current loans and borrowings [line items]
Total	¥ 12,583	¥ 2,282
Loans and borrowings due within one year [member] | Tangguh LNG Project [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Loans	¥ 223	¥ 223
Loans and borrowings due within one year [member] | Tangguh LNG Project [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.19%	0.19%
Loans and borrowings due within one year [member] | Tangguh LNG Project [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.335%	0.335%
Final maturity	one year	one year
Loans and borrowings due within one year [member] | Notes [member]
Disclosure of current loans and borrowings [line items]
Notes	¥ 12,360	¥ 2,059